Taxation - Unrecognized tax benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits at beginning of the year	$ 285
Gross decreases-tax position in prior period	(137)
Settlement	$ (148)